SEC FILE NUMBER:
0-21139

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one)	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☑ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	September 28, 2008

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Securities and Exchange Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relations:
PART I — REGISTRANT INFORMATION
DURA AUTOMOTIVE SYSTEMS, INC.

Full Name of Registrant
NOT APPLICABLE

Former Name if Applicable
2791 RESEARCH DRIVE

Address of Principal Executive Office (Street and Number)
ROCHESTER HILLS, MICHIGAN 48309

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
     PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
     Dura Automotive Systems, Inc. (the “Company”) has determined that it is unable to file its Quarterly Report on Form 10-Q for the quarterly period ended September 28, 2008 (“Third Quarter 2008 Form 10-Q”) by November 13, 2008, without unreasonable effort and expense.
     On October 30, 2006, the Company and its domestic and Canadian subsidiaries (collectively, the “Debtors”), filed voluntary petitions in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) seeking reorganization relief under the provisions of chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) (Consolidated Case No. 06-11202) (collectively, the “Cases”). On June 27, 2008 (the “Effective Date”), the Debtors satisfied, or otherwise obtained a waiver of, each of the conditions precedent to the effective date specified in Article VIII of the Debtors’ Revised Joint Plan of Reorganization Under Chapter 11 of the Bankruptcy Code, dated May 12, 2008, as confirmed by an order the Bankruptcy Court entered on May 13, 2008.
     As of the Effective Date, the Company implemented fresh-start reporting in accordance with American Institute of Certified Public Accountants’ Statement of Position 90-7 “Financial Reporting by Entities in Reorganization under the Bankruptcy Code”, or SOP 90-7. The provisions of fresh-start reporting require the Company to revalue its assets and liabilities to fair value, reestablish stockholders’ equity, and record any applicable reorganization value in excess of amounts allocable to identified assets as an intangible asset. In light of the Company’s efforts to address the material weaknesses discussed in its Annual Report on Form 10-K for the year ended December 31, 2007 (the “2007 Form 10-K”), which was filed with the Securities and Exchange Commission on October 31, 2008, the Company has not completed the work required to implement fresh-start reporting. As a result, the Company is unable to finalize the Third Quarter 2008 Form 10-Q by the required filing date. Currently, the Company is working diligently on its 2008 filings in order to seek to become current with all of its required 2008 periodic reports.

Forward-Looking Statements
     This Notification of the Company may contain forward-looking statements within the “safe harbor” provisions of the Private Securities Litigation Reform Act of 1995, that reflect, when made, the Company’s current views with respect to current events and financial performance. Such forward-looking statements are and will be, as the case may be, subject to many risks, uncertainties and factors relating to the Company’s operations and business environment, which may cause the actual results of the Company to be materially different from any future results, express or implied, by such forward-looking statements. Factors that could cause actual results to differ materially from these forward-looking statements include, but are not limited to, the following: (i) the ability of the Company to successfully implement all post-emergence aspects of the Plan as confirmed; (ii) the ability of the Company to manage liquidity needs and operate subject to the terms of its financing facilities; (iii) the potential adverse impact of the Chapter 11 cases on the Company’s liquidity or results of operations; (iv) the ability of the Company to maintain contracts that are critical to its operations; (v) the ability of the Company to execute its business plans and strategy, and to do so in a timely fashion; (vi) financial results that may be volatile and may not reflect historical trends; (vii) the ability of the Company to attract, motivate and/or retain key executives and associates; (viii) the Company’s ability to obtain and maintain normal terms with vendors and service providers; (ix) the Company’s ability to avoid or continue to operate during a strike, or partial work stoppage or slow down by any of its unionized employees or unionized employees of any of its significant customers; (x) general economic or business conditions affecting the automotive industry either nationally or regionally, being less favorable than expected; (xi) increased competition in the automotive components supply market; (xii) continued production cuts and capacity reductions by domestic North American vehicle manufacturers; (xiii) product liability, warranty and recall claims and efforts by customers to alter terms and conditions concerning warranty and recall participation; and (xiv) strengthening of the U.S. dollar and other foreign currency exchange rate fluctuations. Other risk factors have been listed from time to time in the Company’s Securities and Exchange Commission reports, including but not limited to the Annual Report on Form 10-K for the year ended December 31, 2007, and will be listed from time to time in the Company’s Securities and Exchange Commission reports.
          Ultimately, results may differ materially from those in forward-looking statements as a result of various factors including, but not limited to those items listed under Part I. Item 1A. Risk Factors of the Annual Report on Form 10-K for the year ended December 31, 2007. The Company disclaims any intention or obligation to update or revise any forward-looking statements, whether as a result of new information, future event and/or otherwise.

PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification.

Nick G. Preda Executive Vice President and interim Chief Financial Officer	248	299-7509
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☐ No ☑

The Company has not filed its Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2008, and June 29, 2008.
(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Please see attached explanation.

DURA AUTOMOTIVE SYSTEMS, INC.
Name of Registrant as Specified in Charter
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	November 13, 2008	By:	/s/ Nick G. Preda

Nick G. Preda
Executive Vice President and interim Chief Financial Officer

Explanation Referred to in Part IV, Item (3) of Form 12b-25
Significant Changes in Results of Operations
     The Company is required by Part IV, Item (3) of Form 12b-25 to provide as part of this filing an explanation regarding whether the results of operations expected to be reported for the quarterly period ended September 28, 2008 will reflect significant changes from its results of operations for the quarterly period ended September 30, 2007.
     Due to the Company’s adoption of fresh-start reporting in accordance with SOP 90-7 and its efforts to address material weaknesses in its internal control over financial reporting, in each case as described above in Part III, the Company has not completed the preparation of its financial statements for the quarterly period ended September 28, 2008. Accordingly, the Company is not able at this time to provide an explanation of any significant changes in its results of operations for the the quarterly period ended September 28, 2008 compared with the quarterly period ended September 30, 2007.